Goodwill (Details Narrative) - USD ($)	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 29,689	$ 0
Goodwill impaired	$ 29,689